Derivative Instruments - Summary of Interest Rate Swap Positions (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Minimum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Maximum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%
United States Dollar Denominated Interest Rate Swaps One | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Notional Amount	$ 50,000
Fair Value / Carrying Amount of Asset (Liability)	$ 550
Remaining Term (years)	3 years
Fixed Interest Rate	76.00%